Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 18, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	POLYONE CORP
Entity Central Index Key	0001122976
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 1,127,110,420
Entity Common Stock, Shares Outstanding		89,520,537